Stock-based compensation - Assumptions for grant date fair value of the stock options (Details) - Stock Options	3 Months Ended
Apr. 30, 2022 $ / shares
Assumptions for grant date fair value of the stock options
Risk-free interest rates	1.00%
Volatility factor, minimum	30.00%
Volatility factor, maximum	31.00%
Expected lives (years)	6 years 1 month 6 days
Weighted average fair value of options granted	$ 3.36